Document and Entity Information	Oct. 25, 2024
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001169445
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Oct. 25, 2024
Entity Registrant Name	TRUBRIDGE, INC.
Entity Incorporation State Country Code	DE
Entity File Number	000-49796
Entity Tax Identification Number	74-3032373
Entity Address, Address Line One	54 St. Emanuel Street
Entity Address, City or Town	Mobile
Entity Address, State or Province	AL
Entity Address, Postal Zip Code	36602
City Area Code	(251)
Local Phone Number	639-8100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock Par Value .001 Per Share 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $.001 per share
Trading Symbol	TBRG
Security Exchange Name	NASDAQ
Common Stock Purchase Rights 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock Purchase Rights
Security Exchange Name	NASDAQ